UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/2007_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _11/15/07__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __34__________

Form 13F Information Table Value Total:    ___$99,625____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories         COM              002821400      212     3960 SH       SOLE                     3960
Autodesk                    COM              052769106      292     5840 SH       SOLE                     5840
Abercrombie & Fitch         COM              002896207     8080   100130 SH       SOLE                   100130
Franklin Resources          COM              354613101     4722    37032 SH       SOLE                    37032
Berkshire Hathaway Class A  CLA              084670108     6874       58 SH       SOLE                       58
Berkshire Hathaway Class B  CLB              084670207    16278     4119 SH       SOLE                     4119
Dell Inc           	    COM              24702R101     1419    51430 SH       SOLE                    51430
EMC Corp Mass          	    COM              268648102      245    11770 SH       SOLE                    11770
Freeport Mcmoran Copper     CLB              35671D857      206     1961 SH       SOLE                     1961
Cedar Fair LP               COM              150185106      289    12130 SH       SOLE                    12130
Gap Inc                     COM              364760108      746    40450 SH       SOLE                    40450
Home Depot                  COM              437076102      260     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     4746   683890 SH       SOLE                   683890
HNI Corp          	    COM              404251100      602    16710 SH       SOLE                    16710
Johnson & Johnson           COM              478160104      547     8328 SH       SOLE                     8328
Kraft Foods Inc             CL A             50075N104     1881    54513 SH       SOLE                    54513
Coca Cola                   COM              191216100      236     4110 SH       SOLE                     4110
McDonalds Corp              COM              580135101      725    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     8594   159355 SH       SOLE                   159355
Magna Intl Inc. Class A     CLA              559222401     4726    49069 SH       SOLE                    49069
Altria Group                COM              02209S103     5478    78780 SH       SOLE                    78780
Merck Co Inc                COM              589331107      535    10350 SH       SOLE                    10350
Nike Inc Cl B               CLB              654106103     3873    66030 SH       SOLE                    66030
Nucor Corp                  COM              670346105      238     4000 SH       SOLE                     4000
Papa Johns Intl Inc.        COM              698813102     1055    43168 SH       SOLE                    43168
Royal Dutch Shell PLC       SPONSORED ADR    780259107      263     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     1954    90927 SH       SOLE                    90927
Suntrust Bks Inc.           COM              867914103      210     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     4610    67630 SH       SOLE                    67630
Constellation Brand CL A    CLA              21036P108     9782   404040 SH       SOLE                   404040
Telefonos De Mex L          SPONSORED ADR    879403780     1499    45600 SH       SOLE                    45600
Toll Brothers               COM              889478103     1351    67590 SH       SOLE                    67590
UnitedHealth Group          COM              91324P102     2071    42760 SH       SOLE                    42760
Walmart Stores Inc          COM              931142103     5027   115160 SH       SOLE                   115160